CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthectical) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Cash and cash equivalents includes: [abstract]
Bank overdrafts	$ 7	$ 0	$ 0